PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Prepaid Expense and Other Assets, Current [Abstract]
Allowance for credit loss on loans to third parties and employees	$ 431,520	$ 80,877
Percentage of loans to third parties and employees collected	19.10%
Proceeds from loans to third parties and employees	$ 338,039